Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund	Jun. 30, 2023
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Institutional Class
Bar Chart Table:
2013	2.21%
2014	(3.61%)
2015	(15.75%)
2016	12.10%
2017	27.09%
2018	(13.20%)
2019	12.51%
2020	4.46%
2021	4.61%
2022	(12.24%)